Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,400,000.00
Total Fee Amount	10,274.64
Total Offset Amount	0.00
Net Fee	$ 10,274.64
Offering Table N/A
Offset Table N/A	N/A